SCHEDULE OF PRESENT VALUE OF LEASE LIABILITIES (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating Leases
2024	$ 415
2025	404
2026	390
2027	309
Total operating lease payments	1,518
Less: imputed interest	(174)
Present value of lease liabilities	$ 1,344